                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10215
                  ---------------------------------------------

                  Financial Investors Variable Insurance Trust
                  --------------------------------------------
               (exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Tane Tyler, Secretary
                  Financial Investors Variable Insurance Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-623-2577
                                                    ------------

Date of fiscal year end:   December 31

Date of reporting period:  December 31

Item 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

DECEMBER 31, 2004

[FIRST HORIZON(SM) LOGO]

FIRST HORIZON FUNDS

-    Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

FIRST HORIZON

                                                           CORE EQUITY PORTFOLIO

ANNUAL REPORT                                                  DECEMBER 31, 2004

PORTFOLIO MANAGEMENT TEAM

[PHOTO OF DAVID THOMPSON]

DAVID THOMPSON, MBA, CFA
16 YEARS OF INVESTMENT EXPERIENCE

[PHOTO OF MARK CRONIN]

MARK CRONIN, CFA
20 YEARS OF INVESTMENT EXPERIENCE

HOW DID THE FUND PERFORM?
The First Horizon Core Equity Portfolio returned 5.48% for the 12-month period ended December 31, 2004. Comparatively, the S&P 500 Index increased 10.86% for the same period. The Portfolio gained 8.09% during the fourth quarter of 2004, while the S&P 500 Index gained 9.22%.

WHY DID THE FUND PERFORM THIS WAY?
The S&P 500 Index gained 9.22% during the fourth quarter, marking an increase from a return of 1.50% for the first nine months of 2004. Positive factors that led gains in the final quarter included a decisive end to the presidential election, the easing of oil and natural gas prices, and moderate interest rate hikes by the Federal Reserve. Consumer and investment spending remained strong in 2004, and the labor market finally started to produce meaningful job growth, with an increase of 2.23 million in nonfarm payroll employment.

During the period, the Portfolio was overweighted in the financial and consumer discretionary sectors. While rising interest rates are normally negative for financial stocks, financial holdings within the Portfolio are diversified in insurance, credit card, government sponsored enterprises, and money center banks. We believe the greatest impact from higher rates may be on regional banking operations, which have derived a large part of their growth from mortgage lending.

Information technology was a drag on Portfolio returns in 2004, but with strong corporate cash balances and the need to invest for productivity improvements, we believe the technology sector may perform better in 2005.

WHAT IS YOUR OUTLOOK FOR 2005?
Areas of concern for the coming year include the decline of the dollar, potential inflation and rising interest rates. Yet, these are counterbalanced by data that suggests continued economic strength and an improving employment picture. For 2005, we believe the economy may expand at a modest pace, and inflation may remain in check as commodity prices continue to moderate. The Federal Reserve's economic outlook released with the December Federal Open Market Committee minutes points to a similar conclusion - moderate growth with contained inflation.

Industry Breakdown and Performance AS OF DECEMBER 31, 2004

Showing Percentage of Total Net Assets

Financials                       30.1%
    Insurance                    15.6%
    Diversified Financials       11.6%
    Banks                         2.9%
Consumer Discretionary           19.8%
Information Technology           15.9%
Consumer Staples                  8.9%
Healthcare                        7.6%
Industrials                       7.1%
Telecommunications                4.9%
Money Market Mutual Funds         3.6%
Energy                            2.6%

*Liabilities in Excess of Other Assets - (0.5)%

AVERAGE ANNUAL TOTAL RETURN

                                                    SINCE INCEPTION
                                         1 YEAR        (8/20/01)
-------------------------------------------------------------------
First Horizon Core Equity Portfolio       5.48%          0.27%
S&P 500 Index                            10.86%          2.72%

[CHART]

COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON CORE EQUITY PORTFOLIO AND THE S&P 500 INDEX.

                 S&P 500 INDEX          FIRST HORIZON CORE EQUITY PORTFOLIO
 8/20/2001               10000                                        10000
                          9681                                         9780
                          8900                                         9230
                          9070                                         9390
                          9765                                        10040
12/31/2001                9851                                        10068
                          9708                                         9698
                          9520                                         9317
                          9878                                         9658
                          9280                                         9047
                          9211                                         8927
 6/30/2002                8555                                         8186
                          7889                                         7576
                          7940                                         7726
                          7078                                         6815
                          7700                                         7386
                          8152                                         7876
12/31/2002                7674                                         7439
                          7474                                         7339
                          7362                                         7299
                          7433                                         7339
                          8045                                         8092
                          8468                                         8483
 6/30/2003                8576                                         8453
                          8727                                         8584
                          8897                                         8594
                          8803                                         8654
                          9300                                         9226
                          9382                                         9276
12/31/2003                9874                                         9567
                         10056                                         9858
                         10195                                         9909
                         10041                                         9798
                          9884                                         9627
                         10019                                         9697
 6/30/2004               10213                                         9707
                          9875                                         9245
                          9915                                         9255
                         10022                                         9335
                         10175                                         9466
                         10586                                         9788
12/31/2004               10946                                        10091

TOTAL RETURN IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE PORTFOLIO AFTER REINVESTING ALL INCOME AND CAPITAL GAINS. IT IS CALCULATED BY DIVIDING THE CHANGE IN TOTAL INVESTMENT VALUE BY THE INITIAL VALUE OF THE INVESTMENT. THE INCEPTION DATE OF EACH PORTFOLIO IS AUGUST 20, 2001. THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL PORTFOLIO EXPENSES AND REFLECT ALL FEE WAIVERS AND/OR REIMBURSEMENTS. WITHOUT THESE FEE WAIVERS AND/OR REIMBURSEMENTS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (877) 846-0741.

STANDARD & POOR'S 500 INDEX IS A BROAD-BASED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS. IT IS AN UNMANAGED INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

FIRST HORIZON

                                                  CAPITAL APPRECIATION PORTFOLIO

ANNUAL REPORT                                                  DECEMBER 31, 2004

PORTFOLIO MANAGEMENT

[PHOTO]

A team of Portfolio Managers is responsible for the day-to-day operations of the Portfolio. The team is lead by GERALD S. FREY, managing director/chief investment officer, growth equities of Delaware Investments who has 24 years of professional experience.

MARSHALL T. BASSETT, senior vice president/portfolio manager, consumer and retail sector specialty

JOHN A. HEFFERN, senior vice president/portfolio manager, business & financial services sector

MATTHEW TODOROW, vice president/portfolio manager, healthcare sector specialty

JEFFREY W. HYNOSKI, vice president/portfolio manager, technology sector specialty

STEVEN T. LAMPE, vice president/portfolio manager, healthcare sector specialty

LORI P. WACHS, vice president/portfolio manager, consumer & retail sector specialty

HOW DID THE FUND PERFORM?
The First Horizon Capital Appreciation Portfolio returned 11.25% for the 12-month period ended December 31, 2004. Comparatively, the Russell 2000 Growth Index increased 13.82% for the same period. The Portfolio gained 14.79% during the fourth quarter of 2004, while the Russell 2000 Growth Index gained 14.96%.

WHY DID THE FUND PERFORM THIS WAY?
Stocks posted gains for the second straight year in 2004, as the overall economic rebound continued. Inflation fears and higher energy prices caused concerns during the middle of the period, but an easing in commodity prices and a definitive conclusion to the presidential election brought a strong year end rally.

Most individual sectors posted gains for the period with the exception of the technology sector, which had many companies reduce earnings expectations in late 2004.

The Portfolio's relative underperformance was largely due to poor stock selection in the technology and healthcare sectors and due to having no holdings in the energy and basic industry/capital goods sectors. However, strong performance of Portfolio holdings in the consumer non-durables sector helped to offset these factors.

Among individual names, Urban Outfitters, Inc. was the biggest positive contributor to performance as it rose more than 100% during the year and continued to deliver strong earnings and sales growth. Coach, Inc. also continued to surpass expectations with earnings and sales growth as it rose almost 50%. Additionally, Four Seasons Hotel, Inc., a travel-related firm, delivered returns in excess of 50%. In the Portfolio, O2Micro International, Ltd., Asyst Technology Corp. and Varian Semiconductor are technology companies that performed poorly during the period. We exited from Asyst Technology Corp. and Varian Semiconductor but continue to hold O2Micro International, Ltd.

WHAT IS YOUR OUTLOOK FOR 2005?
After two strong years, we doubt there will be any universal positive catalysts that will lead to exorbitant returns for all stocks. The potential for negative surprises exists, however, as interest rates, energy prices and geopolitical concerns all have the potential to dampen stock prices. As always, we will continue to seek out and hold onto those companies with established market leadership, which we feel may be able to post earnings and sales growth.

Industry Breakdown and Performance AS OF DECEMBER 31, 2004

Showing Percentage of Total Net Assets

Healthcare                            25.2%
Technology                            15.4%
Business Services                     14.6%
Financials                            14.2%
Consumer Services                     13.4%
Consumer Non-Durables                 12.7%
Transportation                         2.7%
Materials                              1.4%
U.S. Government & Agency Obligations   0.9%
Money Market Mutual Funds              0.0%*

*Less than 0.05% of net assets

**Liabilities in Excess of Other Assets - (0.5)%

AVERAGE ANNUAL TOTAL RETURN

                                                             SINCE INCEPTION
                                                  1 YEAR        (8/20/01)
----------------------------------------------------------------------------
First Horizon Capital Appreciation Portfolio      11.25%          10.60%
Russell 2000 Growth Index                         13.82%           5.78%

[CHART]

COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX.

                    RUSSELL 2000 GROWTH INDEX             FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
 8/20/2001                              10000                                                    10000
                                         9792                                                     9860
                                         8212                                                     8630
                                         9002                                                     9380
                                         9753                                                     9960
12/31/2001                              10361                                                    10900
                                         9992                                                    10520
                                         9346                                                     9970
                                        10158                                                    10610
                                         9938                                                    10530
                                         9357                                                    10170
 6/30/2002                               8563                                                     9630
                                         7240                                                     8510
                                         7232                                                     8550
                                         6704                                                     8060
                                         7039                                                     8450
                                         7732                                                     9230
12/31/2002                               7194                                                     8870
                                         6995                                                     8610
                                         6804                                                     8380
                                         6900                                                     8680
                                         7549                                                     9460
                                         8395                                                    10440
 6/30/2003                               8549                                                    10680
                                         9193                                                    11190
                                         9683                                                    11560
                                         9433                                                    11170
                                        10245                                                    11980
                                        10575                                                    12610
12/31/2003                              10616                                                    12620
                                        11171                                                    13230
                                        11150                                                    13160
                                        11197                                                    13470
                                        10633                                                    12620
                                        10840                                                    12910
 6/30/2004                              11196                                                    13120
                                        10188                                                    11880
                                         9965                                                    11540
                                        10511                                                    12230
                                        10764                                                    12520
                                        11671                                                    13380
12/31/2004                              12084                                                    14039

TOTAL RETURN IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE PORTFOLIO AFTER REINVESTING ALL INCOME AND CAPITAL GAINS. IT IS CALCULATED BY DIVIDING THE CHANGE IN TOTAL INVESTMENT VALUE BY THE INITIAL VALUE OF THE INVESTMENT. THE INCEPTION DATE OF EACH PORTFOLIO IS AUGUST 20, 2001. THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL PORTFOLIO EXPENSES AND REFLECT ALL FEE WAIVERS AND/OR REIMBURSEMENTS. WITHOUT THESE FEE WAIVERS AND/OR REIMBURSEMENTS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (877) 846-0741.

RUSSELL 2000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

Fund Expenses

As a shareholder of the Funds, you incur only one of two potential types of costs. You incur no transaction costs including sales charges and redemption fees. However, you do incur ongoing costs, including management fees, 12b-1 fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2004 and held until December 31, 2004.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

                                                                               EXPENSE PAID
                                         BEGINNING ACCOUNT  ENDING ACCOUNT    DURING PERIOD *
                                           VALUE 7/1/04     VALUE 12/31/04  (7/1/04 - 12/31/04)
-----------------------------------------------------------------------------------------------
FIRST HORIZON CORE EQUITY
Actual Fund Return                          $ 1,000.00        $ 1,039.50          $ 5.64
Hypothetical Fund Return                    $ 1,000.00        $ 1,019.61          $ 5.58

FIRST HORIZON CAPITAL APPRECIATION
Actual Fund Return                          $ 1,000.00        $ 1,070.10          $ 6.76
Hypothetical Fund Return                    $ 1,000.00        $ 1,018.60          $ 6.60

*Expenses are equal to the First Horizon Core Equity and First Horizon Capital Appreciation Funds' annualized expense ratios, including fee waivers, of 1.10% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the half-year period).

A NOTE ON FEES. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Financial Investors Variable Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Financial Investors Variable Insurance Trust (the "Funds") comprising the First Horizon Core Equity Portfolio, and the First Horizon Capital Appreciation Portfolio as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers ; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Variable Insurance Trust as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

/s/ Deloitte & Touche LLP

Denver, Colorado
February 14, 2005

FIRST HORIZON

                                                           CORE EQUITY PORTFOLIO

ANNUAL REPORT                                                  DECEMBER 31, 2004

Portfolio of Investments
December 31, 2004

                                                          SHARES           VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 19.8%
MEDIA - 13.5%
Comcast Corp., Class A*                                       22,850   $       750,394
McGraw-Hill Co., Inc.                                          4,520           413,761
Omnicom Group, Inc.                                            7,100           598,672
Walt Disney Co.                                               18,325           509,435
                                                                       ---------------

TOTAL MEDIA                                                                  2,272,262
                                                                       ---------------

MOTORCYCLE MANUFACTURERS - 1.5%
Harley Davidson, Inc.                                          4,275           259,706
                                                                       ---------------

RETAILING - 4.8%
Home Depot, Inc.                                              18,900           807,786
                                                                       ---------------

TOTAL CONSUMER DISCRETIONARY                                                 3,339,754
                                                                       ---------------

CONSUMER STAPLES - 8.9%
FOOD, BEVERAGE & TOBACCO - 6.9%
Costco Wholesale Corp.                                        12,400           600,284
Pepsico, Inc.                                                 10,900           568,980
                                                                       ---------------

TOTAL FOOD, BEVERAGE & TOBACCO                                               1,169,264
                                                                       ---------------

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
Colgate-Palmolive Co.                                          6,650           340,214
                                                                       ---------------

TOTAL CONSUMER STAPLES                                                       1,509,478
                                                                       ---------------

ENERGY - 2.6%
ENERGY - 2.6%
Exxon Mobil Corp.                                              8,400           430,584
                                                                       ---------------

TOTAL ENERGY                                                                   430,584
                                                                       ---------------

FINANCIALS - 30.1%
BANKS - 2.9%
Wells Fargo & Co.                                              7,950           494,093
                                                                       ---------------

DIVERSIFIED FINANCIALS - 11.6%
Capital One Financial Corp.                                   10,075   $       848,416
Federal Home Loan Mortgage Corp.                                 658            48,495
Federal National Mortgage Association                          6,425           457,524
J. P. Morgan Chase & Co.                                      15,525           605,630
                                                                       ---------------

TOTAL DIVERSIFIED FINANCIALS                                                 1,960,065
                                                                       ---------------

INSURANCE - 15.6%
AFLAC, Inc.                                                   16,700           665,328
American International Group, Inc.                            11,085           727,952
Fidelity National Financial, Inc.                              8,285           378,376
Willis Group Holdings, Ltd.                                    1,270            52,286
XL Capital Ltd., Class A                                      10,337           802,668
                                                                       ---------------

TOTAL INSURANCE                                                              2,626,610
                                                                       ---------------

TOTAL FINANCIALS                                                             5,080,768
                                                                       ---------------

HEALTHCARE - 7.6%
HEALTHCARE EQUIPMENT & SUPPLIES - 2.4%
Medtronic, Inc.                                                8,300           412,261
                                                                       ---------------

PHARMACEUTICALS & BIOTECHNOLOGY - 5.2%
Cardinal Health, Inc.                                          3,675           213,701
Pfizer, Inc.                                                  24,350           654,771
                                                                       ---------------

TOTAL PHARMACEUTICALS & BIOTECH.                                               868,472
                                                                       ---------------

TOTAL HEALTHCARE                                                             1,280,733
                                                                       ---------------

INDUSTRIALS - 7.1%
CAPITAL GOODS - 3.8%
General Electric Co.                                          17,550           640,575
                                                                       ---------------

INDUSTRIAL MACHINERY - 3.3%
Ingersoll-Rand Co., Ltd.                                       6,825           548,048
                                                                       ---------------

TOTAL INDUSTRIALS                                                            1,188,623
                                                                       ---------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 15.9%
SEMICONDUCTORS - 3.7%
Analog Devices, Inc.                                           1,925   $        71,071
Intel Corp.                                                   23,525           550,250
                                                                       ---------------

TOTAL SEMICONDUCTORS                                                           621,321
                                                                       ---------------

SOFTWARE - 4.2%
Microsoft Corp.                                               26,875           717,831
                                                                       ---------------

TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
Flextronics International, Ltd.*                              37,225           514,450
Hewlett-Packard Co.                                            2,200            46,134
Jabil Circuit, Inc.*                                          16,575           423,988
Nokia Corp., ADR                                              12,375           193,916
Texas Instruments, Inc.                                        6,776           166,825
                                                                       ---------------

TOTAL TECHNOLOGY HARDWARE
  & EQUIPMENT                                                                1,345,313
                                                                       ---------------

TOTAL INFORMATION TECHNOLOGY                                                 2,684,465
                                                                       ---------------

TELECOMMUNICATIONS - 4.9%
TELECOMMUNICATION SERVICES - 4.9%
Vodafone Group, plc ADR                                       30,100           824,138
                                                                       ---------------

TOTAL TELECOMMUNICATIONS                                                       824,138
                                                                       ---------------

TOTAL COMMON STOCKS                                                         16,338,543
                                                                       ---------------
(Cost $14,548,612)

MONEY MARKET MUTUAL FUNDS - 3.6%
SSgA Prime Money Market Fund                                 299,418           299,418
SSgA U.S. Treasury Money Market Fund                         298,949           298,949
                                                                       ---------------

TOTAL MONEY MARKET
  MUTUAL FUNDS                                                                 598,367
                                                                       ---------------
(Cost $598,367)

                                                                           VALUE
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                              100.5%  $    16,936,910
(Cost $15,146,979)
Liabilities in Excess of Other Assets                           -0.5%          (78,817)
                                                                       ---------------
NET ASSETS                                                     100.0%  $    16,858,093
                                                                       ===============

* NON-INCOME PRODUCING SECURITY
ADR - AMERICAN DEPOSITARY RECEIPT

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON

                                                  CAPITAL APPRECIATION PORTFOLIO

ANNUAL REPORT                                                  DECEMBER 31, 2004

Portfolio of Investments
December 31, 2004

DUE           DISCOUNT                                  PRINCIPAL
DATE            RATE                                      AMOUNT           VALUE
--------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 0.9%
01/10/05        2.24%                                $        50,000   $        49,978
                                                                       ---------------

TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
(Cost $49,978)

                                                          SHARES
                                                       -------------
COMMON STOCKS - 99.6%
BUSINESS SERVICES - 14.6%
Advisory Board Co.*                                            2,400            88,512
Charles River Associates, Inc.*                                2,100            98,217
Corillian Corp. *                                             14,700            72,324
Gevity HR, Inc.                                                2,500            51,400
Intersections, Inc.*                                           3,400            58,650
Interwoven, Inc.*                                              3,800            41,344
iPayment, Inc.*                                                2,100           103,992
Ivillage, Inc.*                                                9,900            61,182
Navigant Consulting, Inc.*                                     2,400            63,840
Resources Connection, Inc.*                                    1,600            86,896
SupportSoft, Inc.*                                             5,200            34,632
                                                                       ---------------

TOTAL BUSINESS SERVICES                                                        760,989
                                                                       ---------------

CONSUMER NON-DURABLES - 12.7%
America's Car Mart, Inc.*                                      1,300            49,400
Build-A-Bear-Workshop, Inc.*                                   2,300            80,845
Carter's, Inc.*                                                1,100            37,389
Coach, Inc.*                                                   1,800           101,520
Guitar Center, Inc.*                                           1,600            84,304
Hibbett Sporting Goods, Inc.*                                  4,150           110,432
Tractor Supply Co.*                                            1,400            52,094
Urban Outfitters, Inc.*                                        3,300           146,520
                                                                       ---------------

TOTAL CONSUMER NON-DURABLES                                                    662,504
                                                                       ---------------

CONSUMER SERVICES - 13.4%
Advance America Cash Advance Centers, Inc.*                    2,100            48,090
Ask Jeeves, Inc.*                                              2,300            61,525
Cheesecake Factory, Inc.*                                      2,400            77,928
First Cash Financial Services, Inc.*                           4,200           112,182
Four Seasons Hotel, Inc.                                         800            65,432
InPhonic, Inc.*                                                  700            19,236
Lin TV Corp.*                                                  4,800            91,680
Mediacom Communications Corp.*                                 9,800            61,250
Rare Hospitality Int'l, Inc.*                                  2,000            63,720
Sonic Corp.*                                                   3,200            97,600
                                                                       ---------------

TOTAL CONSUMER SERVICES                                                        698,643
                                                                       ---------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------------
FINANCIALS - 14.2%
Brookline Bancorp, Inc.                                        3,400   $        55,488
Capital Source, Inc.*                                          4,000           102,680
Delphi Financial Group, Inc.                                   2,200           101,530
Downey Financial Corp.                                         2,500           142,500
Greenhill & Co., Inc.                                            300             8,610
Hub International, Ltd.                                        1,400            25,774
Primus Guaranty, Ltd.*                                           900            14,751
PXRE Group, Ltd.                                                 600            15,126
RAIT Investment Trust                                          1,400            39,158
Silicon Valley Bancshares*                                     2,300           103,086
Westcorp                                                       2,500           114,825
World Acceptance Corp.*                                          700            19,257
                                                                       ---------------

TOTAL FINANCIALS                                                               742,785
                                                                       ---------------

HEALTHCARE - 25.2%
Align Technology, Inc. *                                       6,200            66,650
Animas Corp.*                                                  3,151            49,250
CV Therapeutics, Inc.*                                         6,800           156,400
Conceptus, Inc.*                                               3,000            24,345
Conor Medsystems, Inc.*                                          700             9,695
Digene Corp.*                                                  2,900            75,835
Dyax Corp.*                                                    6,200            44,764
Immucor, Inc.*                                                 3,675            86,399
Inspire Pharmaceuticals, Inc.*                                 5,500            92,235
Isolagen, Inc.*                                                5,700            44,859
Medicis Pharmaceutical Corp.                                   1,800            63,198
MGI PHARMA, Inc.*                                              2,900            81,229
Nektar Therapeutics*                                           4,600            93,104
Pain Therapeutics, Inc.*                                       7,400            53,354
POZEN, Inc.*                                                   5,300            38,531
Protein Design Labs, Inc.*                                     4,700            97,102
Rigel Pharmaceuticals, Inc.*                                   1,900            46,398
Transkaryotic Therapies, Inc.*                                 3,300            83,787
United Therapeutics Corp.*                                     2,400           108,360
                                                                       ---------------

TOTAL HEALTHCARE                                                             1,315,495
                                                                       ---------------

MATERIALS - 1.4%
Engineered Support Systems, Inc.                               1,200            71,064
                                                                       ---------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------------
TECHNOLOGY - 15.4%
Agile Software Corp.*                                          9,500   $        77,615
Akamai Technologies, Inc.*                                     4,800            62,544
Audible, Inc.*                                                 2,100            54,705
Cymer, Inc.*                                                   2,300            67,942
Identix, Inc.*                                                 2,600            19,188
Manhattan Associates, Inc.*                                    2,900            69,252
MatrixOne, Inc.*                                              12,900            84,495
Merix Corp.*                                                   3,500            40,320
O2Micro International, Ltd.*                                   7,800            89,232
Power Integrations, Inc.*                                      3,000            59,340
Skyworks Solutions, Inc.*                                     10,200            96,186
Tessera Technologies, Inc.*                                    2,300            85,583
                                                                       ---------------

TOTAL TECHNOLOGY                                                               806,402
                                                                       ---------------

TRANSPORTATION - 2.7%
Knight Transportation, Inc.                                    3,400            84,320
Old Dominion Freight Line, Inc.*                               1,700            59,160
                                                                       ---------------

TOTAL TRANSPORTATION                                                           143,480
                                                                       ---------------

TOTAL COMMON STOCKS                                                          5,201,362
                                                                       ---------------
(Cost $4,451,236)

MONEY MARKET MUTUAL FUNDS - 0.0%**
SSgA Prime Money Market Fund                                      50                50
SSgA U.S. Treasury Money Market Fund                              41                41
                                                                       ---------------

TOTAL MONEY MARKET
  MUTUAL FUNDS                                                                      91
                                                                       ---------------
(Cost $91)

TOTAL INVESTMENTS                                              100.5%        5,251,431
(Cost $4,501,305)
Liabilities in Excess of Other Assets                           -0.5%          (27,972)
                                                                       ---------------
NET ASSETS                                                     100.0%  $     5,223,459
                                                                       ===============

* NON-INCOME PRODUCING SECURITY
**LESS THAN 0.05% OF NET ASSETS

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON

ANNUAL REPORT                                                  DECEMBER 31, 2004

Statements of Assets and Liabilities
December 31, 2004

                                                                 CORE EQUITY     CAPITAL APPRECIATION
                                                               ----------------------------------------
ASSETS:
Investments, at value (Cost- see below)                        $    16,936,910       $     5,251,431
Dividends receivable                                                    23,251                   113
Interest receivable                                                      1,321                     9
Receivable for portfolio shares sold                                         0                    13
Receivable for securities sold                                          20,324                 4,736
Receivable from investment adviser                                       5,932                11,769
Prepaid and other assets                                                 1,525                   419
                                                               -------------------------------------
  Total Assets                                                      16,989,263             5,268,490
                                                               -------------------------------------

LIABILITIES:
Bank overdraft                                                               0                 8,238
Payable for investments purchased                                       73,499                   797
Payable for portfolio shares redeemed                                   30,772                18,547
Accrued investment advisory fee                                              0                 2,695
Accrued administration fee                                               2,927                   908
Accrued 12b-1 fee                                                        3,360                 1,041
Accrued trustees fee                                                       567                   199
Other payables                                                          20,045                12,606
                                                               -------------------------------------
  Total Liabilities                                                    131,170                45,031
                                                               -------------------------------------
NET ASSETS                                                     $    16,858,093       $     5,223,459
                                                               =====================================

COST OF INVESTMENTS                                            $    15,146,979       $     4,501,305
                                                               =====================================

COMPOSITION OF NET ASSETS:
Paid in capital                                                $    15,179,072       $     4,364,079
Accumulated net investment loss                                         (1,194)               (1,104)
Accumulated net realized gain (loss) on investments                   (109,716)              110,358
Net unrealized appreciation in value of investments                  1,789,931               750,126
                                                               -------------------------------------
NET ASSETS                                                     $    16,858,093       $     5,223,459
                                                               =====================================

NET ASSET VALUE PER SHARE:
Net Assets                                                     $    16,858,093       $     5,223,459
Shares of beneficial interest outstanding of no par value,
  unlimited shares authorized                                        1,692,111               395,489
Net asset value and redemption price per share                 $          9.96       $         13.21

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended December 31, 2004

                                                                 CORE EQUITY     CAPITAL APPRECIATION
                                                               ----------------------------------------
INVESTMENT INCOME:
Interest                                                       $        11,461       $         3,512
Dividends                                                              273,137                17,983
                                                               -------------------------------------
  Total Income                                                         284,598                21,495
                                                               -------------------------------------

EXPENSES:
Investment advisory fee                                                105,097                35,405
Administration fee                                                      29,968                 9,437
Co-Administration fee                                                    7,507                 2,365
Audit & tax                                                             13,048                 7,456
Custody                                                                 16,538                22,111
12b-1 fee                                                               37,460                11,796
Trustees                                                                 7,950                 2,498
Legal                                                                    7,597                 2,268
Registration                                                               366                   230
Printing                                                                 2,101                   567
Insurance                                                                  499                   214
Other                                                                   10,627                 2,299
                                                               -------------------------------------
  Total Expenses Before Waiver                                         238,758                96,646
Expenses waived                                                        (67,850)               (9,393)
Expenses reimbursed by investment adviser                               (5,932)              (25,829)
                                                               -------------------------------------
  Net Expenses                                                         164,976                61,424
                                                               -------------------------------------

NET INVESTMENT INCOME (LOSS)                                           119,622               (39,929)
                                                               -------------------------------------

Net realized gain on investments                                       250,070               369,627
Change in net unrealized appreciation/depreciation                     455,193               121,067
                                                               -------------------------------------
Net gain on investments                                                705,263               490,694
                                                               -------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       824,885       $       450,765
                                                               =====================================

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                      CORE EQUITY                 CAPITAL APPRECIATION
                                                            ---------------------------------------------------------------
                                                                    FOR THE YEAR                      FOR THE YEAR
                                                                  ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                                                2004             2003             2004             2003
                                                            ---------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                $    119,622     $     22,097     $    (39,929)    $    (13,882)
Net realized gain (loss) on investments                          250,070          (12,056)         369,627          192,638
Change in net unrealized appreciation/depreciation               455,193        2,027,836          121,067          646,303
                                                            ---------------------------------------------------------------
Net increase in net assets from operations                       824,885        2,037,877          450,765          825,059
                                                            ---------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                      (119,999)         (21,959)               -                -
From net realized gain                                                 -                -         (298,157)               -
                                                            ---------------------------------------------------------------
Net decrease in net assets from distributions                   (119,999)         (21,959)        (298,157)               -
                                                            ---------------------------------------------------------------

SHARE TRANSACTIONS:
Proceeds from sales of shares                                  6,313,846        5,382,460        2,879,375        1,308,665
Reinvested distributions                                         119,999           21,959          298,157                -
Cost of shares redeemed                                       (1,888,314)      (1,051,477)      (1,600,905)        (119,290)
                                                            ---------------------------------------------------------------
Net increase in net assets from share transactions             4,545,531        4,352,942        1,576,627        1,189,375
                                                            ---------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     5,250,417        6,368,860        1,729,235        2,014,434
                                                            ---------------------------------------------------------------

NET ASSETS:
Beginning of period                                           11,607,676        5,238,816        3,494,224        1,479,790
                                                            ---------------------------------------------------------------
End of period                                               $ 16,858,093(1)  $ 11,607,676(1)  $  5,223,459(1)  $  3,494,224(1)
                                                            ===============================================================

(1) Includes accumulated net investment loss of:            $     (1,194)    $     (1,929)    $     (1,104)    $     (1,784)

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

                                                                                       CORE EQUITY
                                                            ------------------------------------------------------------------
                                                                             FOR THE YEAR                     FOR THE PERIOD
                                                                          ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                                                2004             2003             2002             2001*
                                                            ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                       $       9.51     $       7.41     $      10.06     $      10.00
                                                            ---------------------------------------------------------------
Income from investment operations:
Net investment income                                               0.07             0.02             0.02             0.00(3)
Net realized and unrealized gain (loss)
  on investments                                                    0.45             2.10            (2.65)            0.07
                                                            ---------------------------------------------------------------
Total from investment operations                                    0.52             2.12            (2.63)            0.07
                                                            ---------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                         (0.07)           (0.02)           (0.02)           (0.01)
From net realized gain                                                 -                -             0.00(3)             -
                                                            ---------------------------------------------------------------
Total distributions                                                (0.07)           (0.02)           (0.02)           (0.01)
                                                            ---------------------------------------------------------------
Net asset value - end of period                             $       9.96     $       9.51     $       7.41     $      10.06
                                                            ===============================================================

TOTAL RETURN (4)                                                    5.48%           28.60%          (26.11)%           0.68%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $     16,858     $     11,608     $      5,239     $      2,107
Ratio of expenses to average net assets                             1.10%            1.10%            1.10%            1.10%(1)
Ratio of net investment income to average net assets                0.80%            0.28%            0.28%            0.17%(1)
Ratio of expenses to average net assets without fee waivers         1.59%            1.79%            3.07%            1.99%(1)
Ratio of net investment income (loss) to average net assets
  without fee waivers                                               0.31%           (0.40)%          (1.69)%          (0.72)%(1)
Portfolio turnover rate                                               27%              36%              43%               9%

(1)  Annualized

(2)  Total returns for periods less than one year are not annualized.

(3)  Less than $.005 per share.

(4) Total return would have been lower had various fees not been waived during the period.

*For the period August 20, 2001 (inception) to December 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 CAPITAL APPRECIATION
                                                            ------------------------------------------------------------------
                                                                             FOR THE YEAR                     FOR THE PERIOD
                                                                          ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                                                2004             2003             2002             2001*
                                                            ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                       $      12.62     $       8.87     $      10.90     $      10.00
                                                            ---------------------------------------------------------------
Income from investment operations:
Net investment loss                                                (0.10)           (0.04)           (0.06)           (0.02)
Net realized and unrealized gain (loss)
  on investments                                                    1.49             3.79            (1.97)            0.92
                                                            ---------------------------------------------------------------
Total from investment operations                                    1.39             3.75            (2.03)            0.90
                                                            ---------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                             -                -                -                -
From net realized gain                                             (0.80)               -                -                -
                                                            ---------------------------------------------------------------
Total distributions                                                (0.80)               -                -                -
                                                            ---------------------------------------------------------------
Net asset value - end of period                             $      13.21     $      12.62     $       8.87     $      10.90
                                                            ===============================================================

TOTAL RETURN (3)                                                   11.25%           42.28%          (18.62)%           9.00%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $      5,223     $      3,494     $      1,480     $      1,132
Ratio of expenses to average net assets                             1.30%            1.30%            1.30%            1.30%(1)
Ratio of net investment loss to average net assets                 (0.85)%          (0.61)%          (0.89)%          (0.49)%(1)
Ratio of expenses to average net assets without fee
  waivers                                                           2.05%            2.18%            4.27%            2.24%(1)
Ratio of net investment loss to average net assets
  without fee waivers                                              (1.60)%          (1.49)%          (3.87)%          (1.43)%(1)
Portfolio turnover rate                                               75%              72%             120%              59%

(1)  Annualized

(2)  Total Returns for periods less than one year are not annualized.

(3) Total return would have been lower had various fees not been waived during the period.

*For the period August 20, 2001 (inception) to December 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1.   SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The financial statements herein relate to the Trust's First Horizon Funds that include the Core Equity (formerly known as Growth & Income) and Capital Appreciation Portfolios (the Portfolios). The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or other investment products.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION: Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

INCOME TAXES: It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and each Portfolio intends to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions for the Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

OTHER: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2.   FEDERAL TAXES

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Accordingly, for the fiscal year ended December 31, 2004, the effects of certain differences were reclassified. The Core Equity Portfolio decreased paid in capital and decreased accumulated net investment loss by $1,112. The Capital Appreciation Portfolio decreased paid in capital by $40,651, decreased accumulated net investment loss by 40,609 and increased accumulated realized gain by $42. Net assets of the portfolios were unaffected by the reclassifications and the calculation of net investment income in the Financial Highlights excludes these adjustments. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Portfolio.

The tax character of the distributions paid by the Core Equity and Capital Appreciation Portfolio during the years ended December 31, 2004 and 2003 were as follows:

                                                                      CORE EQUITY                 CAPITAL APPRECIATION
                                                            ---------------------------------------------------------------
                                                                    FOR THE YEAR                      FOR THE YEAR
                                                                  ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                                                2004             2003             2004             2003
                                                            ---------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                             $    119,999     $    21, 959                -          -
Short-term capital gain                                                -                -     $     30,940          -
Long-term capital gain                                                 -                -          267,217          -
                                                            ---------------------------------------------------------------
Total                                                       $    119,999     $     21,959     $    298,157          -
                                                            ===============================================================

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                 CORE EQUITY   CAPITAL APPRECIATION
                                                                 ----------------------------------
Accumulated net realized gain (loss)                             $   (24,805)        $ 122,808
Net unrealized appreciation                                        1,705,020           737,676
Cumulative effect of other timing differences                         (1,194)           (1,104)
                                                                 -----------------------------
Total                                                            $ 1,679,021         $ 859,380
                                                                 =============================

At December 31, 2004, the Core Equity Portfolio had available for federal income tax purposes an unused capital loss carryover of $24,130 expiring December 31, 2010. During the year ended December 31, 2004, Core Equity Portfolio used $309,352 of capital loss carryover. Also during the year ended December, 31, 2004, Capital Appreciation Portfolio incurred a net operating loss of $40,651 which was offset to paid in capital.

3.   SHARES OF BENEFICIAL INTEREST

On December 31, 2004, there was an unlimited number of no par value shares of beneficial interest authorized for each Portfolio. Transactions in shares of beneficial interest were as follows:

                                                                      CORE EQUITY                 CAPITAL APPRECIATION
                                                            ---------------------------------------------------------------
                                                                    FOR THE YEAR                      FOR THE YEAR
                                                                  ENDED DECEMBER 31,                ENDED DECEMBER 31,
                                                                2004             2003             2004             2003
                                                            ---------------------------------------------------------------
Shares sold                                                      655,644          642,144          224,110          121,361
Shares issued as reinvestment of distributions                    12,207            2,377           23,458                -
Shares redeemed                                                 (196,957)        (130,744)        (128,966)         (11,366)
                                                            ---------------------------------------------------------------
Net increase in shares                                           470,894          513,777          118,602          109,995
                                                            ===============================================================

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 2004, aggregated $9,502,908 and $3,804,519 respectively, for the Core Equity Portfolio and $4,690,625 and $3,294,763 respectively, for the Capital Appreciation Portfolio.

Net unrealized appreciation of investments based on federal tax cost were as follows:

                                                                   CORE EQUITY     CAPITAL APPRECIATION
                                                                 ----------------------------------------
AS OF DECEMBER 31, 2004
Gross appreciation (excess of value over tax cost)               $     2,159,596      $     1,020,218
Gross depreciation (excess of tax cost over value)                      (454,576)            (282,542)
                                                                 ------------------------------------
Net unrealized appreciation                                      $     1,705,020      $       737,676
                                                                 ====================================
Cost of investments for income tax purposes                      $    15,231,890      $     4,513,755
                                                                 ====================================

The difference between book and tax appreciation/depreciation is wash sale loss deferrals of $84,911 for the Core Equity Portfolio and $12,450 for the Capital Appreciation Portfolio.

5.   INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

For managing its investment and business affairs, the Core Equity Portfolio pays First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .70% of its average net assets. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to the Core Equity Portfolio.

Highland Capital Management Corp. ("Highland") serves as the sub-adviser of the Core Equity Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .50% of Core Equity Portfolio's average net assets.

First Tennessee and Delaware Management Company ("DMC") serve as co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Capital Appreciation Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .60% of its average net assets.

6.   ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS is entitled to receive administration fees from each Portfolio, computed daily and payable monthly, at the annual rate of .20% of average net assets. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency services.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Portfolio. Each Plan provides for payments to ADI at the annual rate of 0.25% of average net assets.

7.   WAIVER OF EXPENSES

For the year ended December 31, 2004, First Tennessee agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the Core Equity and Capital Appreciation Portfolios to maintain a total expense ratio of not more than 1.10% and 1.30%, respectively.

Other (Unaudited)

For the year ended December 31, 2004, 100% of the Core Equity Portfolio's dividends from investment income qualify for the corporate dividends received deduction.

Proxy Voting (Unaudited)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the year ended June 30, 2004, are available without charge, upon request, by contacting First Horizon Funds at (877) 846-0741 or on the commissions website at http://www.sec.gov.

Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds' Forms N-Q are available without a charge, upon request, by contacting the Funds at (877) 846-0741 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at (800) SEC-0330.

Trustees and Officers

The business affairs of Financial Investors Variable Insurance Trust (the "Trust") are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the trustees and is available without charge upon request by calling toll-free (877) 846-0741.

                                                                                            NUMBER OF
                                   TERM OF                                                  PORTFOLIOS IN OTHER
                       POSITION(S) OFFICE AND                                               FUND COMPLEX  DIRECTORSHIPS
NAME, ADDRESS,         HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION(S)                   OVERSEEN BY   HELD BY
AND AGE(1)             THE TRUST   TIME SERVED(2) DURING PAST 5 YEARS                       TRUSTEE       TRUSTEE(3)
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

MARY K. ANSTINE          Trustee   Since Dec. 5,  Former President and CEO, HealthONE             2       None
Age 64                                 2000       Alliance; Trustee, Reaves Utility Income
                                                  Fund, Boy Scouts of America/Denver Area
1625 Broadway                                     Council and Financial Investors Trust;
Suite 2200                                        Advisory Board Member, Girl Scouts of
Denver, CO 80202                                  America/Mile High Council, Hospice of
                                                  Metro Denver; Board of Directors,
                                                  Alzheimer's Association, Rocky Mountain
                                                  Chapter and Colorado Uplift.

ROBERT E. LEE            Trustee   Since Dec. 16, Director, Emeritus Executive Director -         2       Director, Storage
Age 69                                 2003       The Denver Foundation; Trustee,                         Technology
                                                  Financial Investors Trust and Reaves                    Corporation, ING
1625 Broadway                                     Utility Income Fund.                                    Financial Services -
Suite 2200                                                                                                North America,
Denver, CO 80202                                                                                          Meredith Capital
                                                                                                          Corporation and
                                                                                                          Source Capital
                                                                                                          Corporation.

JOHN R. MORAN, JR.       Trustee   Since Dec. 5,  President, The Colorado Trust; Member,          2       None
Age 74                                 2000       Treasurer's Investment Advisory Committee
                                                  for the University of Colorado; Trustee,
1625 Broadway                                     Hill Foundation, Robert J. Kutak and
Suite 2200                                        Financial Investors Trust.
Denver, CO 80202

                                                                                            NUMBER OF
                                   TERM OF                                                  PORTFOLIOS IN OTHER
                       POSITION(S) OFFICE AND                                               FUND COMPLEX  DIRECTORSHIPS
NAME, ADDRESS,         HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION(S)                   OVERSEEN BY   HELD BY
AND AGE(1)             THE TRUST   TIME SERVED(2) DURING PAST 5 YEARS                       TRUSTEE       TRUSTEE(3)
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED     TRUSTEES AND OFFICERS

W. ROBERT ALEXANDER(4) Trustee and Since Dec. 5,  Chief Executive Officer, ALPS Mutual Funds      2       None
Age 77                  Chairman       2000       Services, Inc. and ALPS Distributors, Inc.;
                                                  Member of the Board of Trustees, Hunter
1625 Broadway                                     and Hughes Trusts, Financial Investors
Suite 2200                                        Trust, Reaves Utility Income Fund and
Denver, CO 80202                                  Clough Global Allocation Fund; Former
                                                  Vice Chairman, First Interstate
                                                  Bank of Denver.

EDMUND J. BURKE(4)      President      Since      President and Director, ALPS Mutual Funds       2       N/A
Age 43                                 2001       Services, Inc. and ALPS Distributors,
                                                  Inc.; President, Financial Investors
1625 Broadway                                     Trust, Clough Global Allocation
Suite 2200                                        Fund and Reaves Utility Income Fund.
Denver, CO 80202

JEREMY MAY(4)           Treasurer      Since      Managing Director, ALPS Distributors, Inc.      2       N/A
Age 34                                 2001       and ALPS Mutual Funds Services, Inc.;
                                                  Treasurer, Financial Investors Trust,
1625 Broadway                                     Clough Global Allocation Fund, Reaves
Suite 2200                                        Utility Income Fund and First
Denver, CO 80202                                  Funds Trust.

TANE TYLER(4)           Secretary      Since      General Counsel, ALPS Mutual Funds              2       N/A
Age 39                                 2004       Services, Inc.; Secretary, Reaves Utility
                                                  Income Fund and First Funds Trust; Former
1625 Broadway                                     Vice President and Associate Counsel,
Suite 2200                                        Oppenheimer Funds; Former Vice President
Denver, CO 80202                                  and Assistant General Counsel, INVESCO
                                                  Funds Group, Inc.

(1) Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o Financial Investors Variable Insurance Trust, 1625 Broadway, Suite 2200, Denver, CO 80202

(2)  Each trustee holds offices for an indefinite term until the earliest of:
     (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust's Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust's Code of Regulations; or (c) the Trust terminates.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.

(4) W. Robert Alexander, Edmund J. Burke, Jeremy May and Tane Tyler are "Interested Persons" of the Trust due to their affiliation with ALPS Mutual Funds Services, Inc. and ALPS Distributors, Inc.

INVESTMENT ADVISER - CORE EQUITY PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

SUB-ADVISER - CORE EQUITY PORTFOLIO
Highland Capital Management Corporation
Memphis, Tennessee

CO-INVESTMENT ADVISERS - CAPITAL APPRECIATION
PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

Delaware Management Company
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

CO-ADMINISTRATOR
First Tennessee Bank National Association
Memphis, Tennessee

LEGAL COUNSEL
Davis Graham & Stubbs LLP
Denver, Colorado

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Denver, Colorado

CUSTODIAN
State Street Bank & Trust
Boston, Massachusetts

THESE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FIRST HORIZON FUNDS   1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202    (877) 846-0741

Item 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

     (b)  Not applicable.

     (c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

     (d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

     (e)  Not applicable.

     (f)  The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Robert E. Lee as the registrant's "audit committee financial expert." Mr. Lee is "independent" as defined in paragraph
(a)(2) of Item 3 to Form N-CSR.

Item 4. PRINCIPAL ACCOUNTING FEES AND SERVICES.

     (a) AUDIT FEES: For the registrant's fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $20,000 and $16,675, respectively.

     (b) AUDIT-RELATED FEES: For the registrant's fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $0.00 and $0.00, respectively.

     (c) TAX FEES: For the registrant's fiscal years ended December 31, 2004 and December 31, 2003, aggregate fees of $3,000 and $3,500, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The fiscal year 2004 and 2003 tax fees were for services for dividend calculation, excise tax review and tax return review.

     (d) ALL OTHER FEES: For the registrant's fiscal years ended December 31, 2004 and December 31, 2003, no fees were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

     (e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES: All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

     (e)(2) No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)      Not applicable.

     (g)      Not applicable.

     (h)      Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted the following procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. The Board of Trustees of the registrant will as part of its authority and responsibilities, seek individuals qualified to become members of the Board of Trustees, including evaluating persons suggested by shareholders. In connection with filling vacancies or expanding the Board of Trustees, the Board of Trustees will evaluate the suitability of individual candidates in the context of the Board as a whole, with the objective of recommending a group or individual candidate that can best perpetuate the success of the business and represent shareholder interests through the exercise of sound judgment, relying on its diversity of experience. Candidates may be nominated by the Board of Trustees or by shareholders by submitting the name and basic qualifications of the candidates to the Secretary of the registrant at Financial Investors Variable Insurance Trust, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.

     (a)(1) The code of ethics that applies to the registrant's principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

     (a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

     (a)(3)  Not applicable.

     (b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:       /s/ Edmund J. Burke
          -------------------
          Edmund J. Burke
          President/Principal Executive Officer

Date:     March 3, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:       /s/ Edmund J. Burke
          -------------------
          Edmund J. Burke
          President/Principal Executive Officer

Date:     March 3, 2005


By:       /s/ Jeremy O. May
          -----------------
          Jeremy O. May
          Treasurer/Principal Financial Officer

Date:     March 3, 2005